Offerings	Apr. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	157,960
Proposed Maximum Offering Price per Unit	22.20
Maximum Aggregate Offering Price	$ 3,506,712.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 484.28
Offering Note	Represents the primary issuance of up to 157,960 subordinate voting shares, without par value (“Class B Subordinate Voting Shares”), of the Registrant, issuable upon the exercise of warrants issued to the Royal Bank of Canada by the holders thereof other than the Royal Bank of Canada (the “SVS Warrant Shares”). Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price per share is $22.20 (the average of the high and low prices of our Class B Subordinate Voting Shares as reported on Nasdaq Global Market (“Nasdaq”) on April 15, 2026).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	255,226,928
Proposed Maximum Offering Price per Unit	22.20
Maximum Aggregate Offering Price	$ 5,666,037,801.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 782,479.83
Offering Note	Represents up to 255,226,928 Class B Subordinate Voting Shares registered for resale by the selling securityholders named in this registration statement, consisting of up to: (i) 254,709,401 Class B Subordinate Voting Shares issuable upon the conversion of the multiple voting shares, without par value (“Class A Multiple Voting Shares”), issued in connection with the business combination (the “Business Combination”) described in Note 3 below; (ii) 517,527 Class B Subordinate Voting Shares issuable upon the conversion of Class A Multiple Voting Shares, which were issued to SFTrust Holdings, LLC upon the prior exercise of their previously issued warrants to purchase Class A Multiple Voting Shares. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price per share is $22.20 (the average of the high and low prices of our Class B Subordinate Voting Shares as reported on Nasdaq on April 15, 2026).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, without par value
Amount Registered | shares	38,428,792
Proposed Maximum Offering Price per Unit	22.20
Maximum Aggregate Offering Price	$ 853,119,182.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,815.76
Offering Note	Represents up to 38,428,792 Class B Subordinate Voting Shares registered for resale by the selling securityholders named in this registration statement, consisting of up to: (i) 2,975,499 Class B Subordinate Voting Shares issued to certain legacy shareholders of Old Xanadu in connection with the business combination (the “Business Combination”) of Xanadu Quantum Technologies Limited, a corporation incorporated under the Business Corporations Act (Ontario), Xanadu Quantum Technologies Inc., a corporation continued under the Business Corporations Act (Ontario) and Crane Harbor Acquisition Corp., a Cayman Islands exempted company subsequently continued as a corporation under the Business Corporations Act (Ontario) and renamed following completion of the Business Combination as Xanadu Quantum Technologies Former SPAC Inc. (“CHAC”); (ii) 157,960 SVS Warrant Shares; (iii) 27,500,000 Class B Subordinate Voting Shares issued in connection with private placements pursuant to subscription agreements entered into on November 3, 2025; (iv) 7,333,333 Class B Subordinate Voting Shares originally issued to Crane Harbor Sponsor LLC, a Delaware limited liability company (the “Sponsor”); and (v) 462,000 Class B Subordinate Voting Shares originally issued to the Sponsor in a private placement in connection with the initial public offering of CHAC. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price per share is $22.20 (the average of the high and low prices of our Class B Subordinate Voting Shares as reported on Nasdaq on April 15, 2026).